Weighted Average Shares Outstanding (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Number of Basic Shares Outstanding and Diluted Common Shares, Calculated on a Weighted Average Basis
The number of basic shares outstanding and diluted common shares, calculated on a weighted average basis, is as follows:

	December 31, 2023	December 31, 2022

	#	#
Basic shares outstanding	111,228,491	110,936,481
Share options	—	133,295
Diluted shares	111,228,491	111,069,776